Core Bond Series
Core Bond Series Summary Section
Investment Goal
The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
CORE BOND SERIES Shareholder Fees (paid directly from your investment)
Shareholder Fees - Core Bond Series - USD ($)	CLASS I	CLASS S
Shareholder Fees (paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Core Bond Series		CLASS I	CLASS S
Management Fees		0.40%	0.40%
Distribution and Service (12b-1) Fees		none	none
Other Expenses		0.12%	0.37%
Shareholder Services Fee		none	0.25%
Remainder of Other Expenses		0.12%	0.12%
Total Annual Fund Operating Expenses	[1]	0.52%	0.77%
Less Fee Waiver and/or Expense Reimbursement	[2]	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.45%	0.70%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in the prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of a Class’s Shareholder Services Fee, do not exceed 0.45% of each Class’s average daily net assets. This contractual waiver will continue until at least April 30, 2019 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses, and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor's contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Core Bond Series - USD ($)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
CLASS I	46	160	284	646
CLASS S	72	239	421	948

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 48% of the average value of its portfolio.
Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its net assets in investment grade bonds and other financial instruments, primarily exchange-traded funds (ETFs), with economic characteristics similar to bonds. For purposes of this policy, bonds may include U.S. dollar denominated fixed income securities issued by U.S. and foreign corporations and governments, inflation protected securities, convertible securities, pass-through securities, and mortgage dollar rolls, which are transactions in which the Series sells a mortgage-backed security and simultaneously contracts to purchase similar securities on a specified future date at a predetermined price. The corporate bonds may be issued by domestic corporations, foreign entities (e.g., yankee bonds), and/or supranational entities, such as the World Bank. Pass-through securities are generally issued by domestic entities (such as GNMA, FNMA, and FHLMC) and entitle the holders to a pro rata share of the cash flows generated by the instruments underlying the security (mortgages, credit card receivables, car loans, etc.). The Series may purchase shares of ETFs, including to establish a diversified position in a particular market sector or to manage cash flows. The Advisor believes that purchasing ETFs may allow it to manage the Series’ portfolio more efficiently than would otherwise be possible.

Bond Selection Process — When investing in corporate and pass-through securities, the Advisor attempts to identify sectors, as well as individual securities within those sectors, that offer yields and credit/prepayment spreads sufficient to compensate the Series for the risks specific to a given sector or security. Credit spreads are a measure of the difference between corporate bonds’ yields to maturity and those of U.S. Treasury securities with similar maturities; this difference compensates investors for the credit risk inherent in corporate bonds. Prepayment spreads quantify the additional yield paid by mortgage-backed bonds relative to U.S. Treasury securities to compensate investors for the risk that mortgage-backed securities’ prepayments will vary over time.

In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:
  The relevant economic conditions and sector trends.
  The interest rate sensitivities of the particular sectors and securities.
  The yield differentials across sectors, credit qualities, pass-through security types, and maturities.
  “Bottom-up” factors such as issuer-specific credit metrics for corporate bonds and coupon, prepayment, and convexity components (which reflect changing interest rate sensitivities) of pass-through securities.
Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. For example, the Advisor may invest in longer-term bonds when it expects yields to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects yields to rise. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in yields. The prices of fixed income securities with shorter durations generally will be less affected by changes in yields than the prices of fixed income securities with longer durations. For example, a 10 year duration means the fixed income security will decrease in value by 10% if yields rise 1% and increase in value by 10% if yields fall 1%.

Credit Quality — The Series will typically invest in investment grade securities, those securities rated BBB- or above by S&P or Baa3 or above by Moody’s (or determined to be of equivalent quality by the Advisor).

The Series may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and may increase the likelihood of capital gain distributions.

Securities issued by governments and supranational entities may be sold to adjust the Series' duration and/or yield curve positioning.

Other securities may be sold for one or more of the following reasons:
  they no longer meet the selection criteria under which they were purchased;
  their relative value has declined (the spread has tightened such that they are no longer considered attractively priced);
  a more attractive investment opportunity is identified.
There are no prescribed limits on the sector allocation of the Series' investments and, from time to time, the Series may focus its investments in one or more sectors.
Principal Risks of Investing in the Series
As with all mutual funds, there is no guarantee that the Series will achieve its investment objective. You could lose money by investing in the Series.

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Market risk — Because the Series invests in bonds, the value of your investment will fluctuate in response to changes in interest rates, credit spreads, and prepayment spreads, even though such changes will not affect the interest income derived from portfolio securities. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign bond markets decline.
  The issuer of a corporate bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds.
  Interest rates rise, credit spreads widen, and/or prepayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds have greater sensitivity to, and will therefore experience greater fluctuations in response to, interest rate changes than shorter-term bonds.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Current market conditions may pose heightened risks for the Series. While interest rates in the U.S. are at, or near, historic lows, recent changes in government policy, including the Federal Reserve ending its quantitative easing program and raising the federal funds rate, have increased the risk that interest rates will rise in the near future. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series' value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Risk of mortgage dollar rolls — The Series’ mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign fixed income securities may, at times, move in a different direction than the prices of fixed income securities issued in the United States.

Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.

Inflation protected security risk — The value of inflation protected fixed income securities, including Treasury Inflation Protected Securities (TIPS), generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Convertible securities risk — The Series’ investments in convertible securities are subject to interest rate risk and credit risk, similar to fixed income securities. In addition, they are also subject to the risk that the price of the underlying common stock will go down, which may cause a proportionate (or disproportionate) decline in the price of the convertible security.

Mortgage- and asset-backed securities risks — The Series' investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:
  Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.
  Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.
Sector focus risk — Because the Series' investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series' share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class S and Class I shares of the Series for different periods compare to those of a broad-based securities index. The Series’ Class I shares commenced operations on August 3, 2015, and all performance below for the periods prior to that date reflect the performance and average annual total returns of the Series’ Class S shares. Because the Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class I shares have lower expenses. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
Calendar Years Ended December 31

Quarterly Returns Highest (quarter ended 09/30/09): 6.81% Lowest (quarter ended 09/30/08): (3.80)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017
Average Annual Total Returns - Core Bond Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class S Shares	2.91%	1.73%	4.55%	4.45%	Apr. 21, 2005
Class S Shares | Return After Taxes on Distributions	2.08%	0.45%	3.15%	3.07%	Apr. 21, 2005
Class S Shares | Return After Taxes on Distributions and Sale of Series Shares	1.67%	0.83%	3.06%	2.98%	Apr. 21, 2005
Class I Shares	3.10%	1.86%	4.61%	4.50%	Apr. 21, 2005
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	3.54%	2.10%	4.01%	4.20%	Apr. 21, 2005

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share class. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.